Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Balance Sheet Items, Except for Equity Accounts

Balance sheet items, except for equity accounts:

	As of March 31, 2026	As of September 30, 2025
RMB to US	US$1=RMB6.8980	US$1=RMB7.1190
JPY to US	US$1=JPY159.0800	US$1=JPY147.9700
HKD to US	US$1=HKD7.8400	US$1=HKD7.7809

Items in the statements of operations and comprehensive income, and statements of cash flows:

	For the six months ended March 31, 2026	For the six months ended March 31, 2025
RMB to US	US$1=RMB7.0061	US$1=RMB7.2308
JPY to US	US$1=JPY155.4750	US$1=JPY152.3937
HKD to US	US$1=HKD7.8400	US$1=HKD7.7771

Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Vehicle	4 – 6 years
Office equipment	3 – 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Schedule of Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs	The change for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:
Amount
Fair value as of July 17, 2025	$871,029
Change in Fair Value	16,202
Fair value as of September 30, 2025	$887,231
Change in Fair Value	(501,544)
Less convertible notes conversions	(100,559)
Fair value as of March 31, 2026	$285,128

Schedule of Fair Value of Derivative Liability

The significant unobservable inputs used in the measurement of fair value of derivative liability as of March 31, 2026 are as follows:

	CB@2025/07/17	CB@2025/09/30	CB@2025/10/06	CB@2025/12/31
Expected term (in years)	2.0	1.8	1.78	1.55
Volatility	55.18%	52.67%	52.97%	67.43%
Risk free interest rate	3.99%	3.69%	3.69%	3.47%
Dividend yield	0.00%	0.00%	0.00%	0.00%

	CB@2026/01/06	CB@2026/01/07	CB@2026/01/13	CB@2026/01/22
Expected term (in years)	1.53	1.53	1.51	1.49
Volatility	67.58%	67.54%	67.77%	66.84%
Risk free interest rate	3.46%	3.47%	3.51%	3.57%
Dividend yield	0.00%	0.00%	0.00%	0.00%

	CB@2026/01/23	CB@2026/02/02	CB@2026/03/04	CB@2026/03/17
Expected term (in years)	1.48	1.46	1.37	1.33
Volatility	66.97%	67.34%	62.45%	60.69%
Risk free interest rate	3.56%	3.53%	3.56%	3.64%
Dividend yield	0.00%	0.00%	0.00%	0.00%

CB@2026/03/31
Expected term (in years)	1.30
Volatility	59.77%
Risk free interest rate	3.74%
Dividend yield	0.00%